Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2022
Accounts receivable, current	$6,287	$-
Accounts receivable, non-current	3,829	-
Less: Allowance for expected credit losses, current	(3,948)	-
Less: Allowance for expected credit losses, non-current	(3,829)	-
Accounts receivable, net	$2,339	$-

Schedule of Allowance for Credit Losses

The movement of allowance for credit losses for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the years ended December 31,
	2023	2022	2021
Balance at the beginning of the period	$-	$-	$-
Addition during the period	7,766	-	-
Effect of exchange rate differences	11	-	-
Balance at the end of the period	$7,777	$-	$-